Consolidated Statements of Cash Flows	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)
Cash flows from operating activities:
Net loss	$ (27,629,171)	$ (5,101,237)	$ (6,056,649)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Amortization of operating lease right-of-use assets	996,294	657,824	1,179,776
Depreciation and amortization	2,719,257	2,782,328	2,771,727
Losses from disposal of property, plant and equipment	1,368,458	227,323	1,075,490
Share-based compensation for services	286,500	466,044	1,114,857
Change in inventory reserve	900,549	681,884
Changes in allowance for credit losses	(41,786)	(258,432)	275,923
Impairment of long-term investments	13,965,855
Impairment of property, plant and equipment	5,301,648
Impairment of intangible assets	1,169,991
Deferred tax benefit	(723,657)	(640,476)	(597,241)
Warrants modification			239,308
Changes in operating assets and liabilities:
Accounts receivable - third parties	(236,715)	1,250,219	(1,060,171)
Accounts receivables - related parties	2,963	574,365	691,431
Inventories	254,066	(248,274)	(447,631)
Due from a related party	(20,364)
Prepayments and other assets	(56,951)	445,116	97,647
Advances to supplier - related party		51,278	189,395
Accounts payable	194,891	285,841	395,559
Accounts payable - related parties	(11,735)	22,501
Contract liabilities	(9,427)	(80,247)	144,236
Taxes payable	(475,432)	(451,994)	(5,936)
Accrued expenses and other liabilities	(99,415)	71,869	423,456
Operating lease liabilities	(106,890)	396,544	382,649
Net cash (used in) provided by operating activities	(2,251,071)	1,132,476	813,826
Cash flows from investing activities:
Purchase of property, plant and equipment	(5,644,423)	(1,585,546)	(3,524,713)
Proceeds from disposition of property, plant and equipment	5,633	1,897,798	79,850
Net cash (used in) provided by investing activities	(5,638,790)	312,252	(3,444,863)
Cash flows from financing activities:
Net proceeds from private placement		5,879,390	4,920,800
Net proceeds from exercise of warrants			329,480
Reverse split shares			(810)
Proceeds from short-term bank loans	1,430,000	693,000	899,600
Repayment of short-term bank loans	(715,000)	(900,900)	(887,000)
Proceeds from long-term bank loan			2,629,600
Repayment of long-term bank loans	(1,357,540)	(768,532)	(3,102,838)
Proceeds from (repayment of) related party loans	65,878	(499,696)	425,007
Net cash (used in) provided by financing activities	(576,662)	4,403,262	5,213,839
Effect of exchange rate changes on cash, cash equivalents and restricted cash	469,067	27,061	(109,676)
Net (decrease) increase in cash, cash equivalents and restricted cash	(7,997,456)	5,875,051	2,473,126
Cash, cash equivalents and restricted cash, beginning of year	12,831,485	6,956,434	4,483,308
Cash, cash equivalents and restricted cash, end of year	4,834,029	12,831,485	6,956,434
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash paid for income tax	387
Cash paid for interest	140,389	200,150	294,628
Non-cash investing activities and financing activities:
Liabilities (settled) incurred for purchase of property, plant and equipment		(62,287)	7,301
Issuance shares and warrants for long term investment		19,000,000
Reconciliation to amount on consolidated balance sheets:
Cash and cash equivalents	4,486,907	12,831,485	6,956,434
Restricted cash	347,122
Total cash, cash equivalents and restricted cash	$ 4,834,029	$ 12,831,485	$ 6,956,434